Related party transactions	12 Months Ended
Jun. 30, 2020
Related party transactions [abstract]
Related party transactions

30. Related party transactions

In the normal course of business, the Group conducts transactions with different entities or parties related to it.

Remunerations of the Board of Directors

The Business Companies Act of Argentina (Law N° 19,550), provides that the remuneration to the Board of Directors, where it is not set forth in the Company's by-laws, shall be fixed by the Shareholders' Meetings. The maximum amount of remuneration that the members of the Board are allowed to receive, including salary and other performance-based remuneration of permanent technical-administrative functions, may not exceed 25% of the profits.

Such maximum amount is limited to 5% where no dividends are distributed to the Shareholders, and will be increased proportionately to the distribution, until reaching such cap where total profits are distributed.

Some of the Group's Directors are hired under the Employment Contract Law N° 20,744. This Act rules on certain conditions of the work relationship, including remuneration, salary protection, working hours, vacations, paid leaves, minimum age requirements, workmen protection and forms of suspension and contract termination. The remuneration of directors for each fiscal year is based on the provisions established by the Business Companies Act, taking into consideration whether such directors perform technical-administrative functions and depending upon the results recorded during the fiscal year. Once such amounts are determined, they should be approved by the Shareholders' Meeting.

Senior Management remuneration

The members of the Group's senior management are appointed and removed by the Board of Directors, and perform functions in accordance with the instructions delivered by the Board itself.

The Company's Senior Management in the Operation Center in Argentina is composed of as follows:

Name	Date of Birth	Position	Current position since
Eduardo S. Elsztain	01/26/1960	General Manager	1991
Daniel R. Elsztain	12/22/1972	Operating Manager	2012
Jorge Cruces	11/07/1966	Investment Manager	2020
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011

The Company's Senior Management in the Operation Center in Israel is composed of as follows:

Name	Date of Birth	Position	Current position since / until
Doron Cohen	09/27/1960	General Manager	2020
Sholem Lapidot (*)	10/22/1979	General Manager	2016 / 01-2020
Gil Kotler (*)	10/04/1966	Financial Manager	2016/ 04-2020
Aaron Kaufman	03/03/1970	Vice president and General Assessor	2016

(*) Left their positions this year.

The total remuneration paid to members of senior management for their functions consists of a fix salary that takes account of the manager's backgrounds capacity and experience, plus an annual bonus based on their individual performance and the Group's results. Members of senior management participate in defined contributions and share-based incentive plans that are described in Note 28.

The aggregate compensation to the Senior Management of the Operations Center in Argentina for the year ended June 30, 2020 amounts to Ps. 12.

The aggregate compensation to the Senior Management of the Operations Center in Israel for the year ended June 30, 2020 amounts to Ps. 150.

Corporate Service Agreement with Cresud and IRSA CP

Considering that IRSA, Cresud and IRSA CP have operating overlapping areas, the Board of Directors considered it convenient to implement alternatives that allow reducing certain fixed costs of its activity, in order to reduce its impact on operating results, taking advantage of and optimizing the individual efficiencies of each of the companies in the different areas that make up the operational administration.

For this purpose, on June 30, 2004, a Framework Agreement for the Exchange of Corporate Services ("Framework Agreement") was signed, between IRSA, Cresud and IRSA CP, which was periodically modified, the last update being on June 28, 2019.

Under this Framework Agreement, corporate services are currently provided in the following areas: Corporate Human Resources, Administration and Finance, Planning, Institutional Relations, Compliance, Shared Services Center, Real Estate Business Administration, Directory to distribute Real Estate, HR Real Estate Business, Security, Corporate

Legal Management, Corporate Environment, Technical Management Infrastructure and Services, Purchasing and Contracting, Management and Enabling, Investments, Government Affairs, Hotels, Fraud Prevention, Bolivar, Proxy, General Management to distribute, Directory Security.

Under this agreement, the companies entrusted to an external consultant the semi-annual review and evaluation of the criteria used in the process of liquidating corporate services, as well as the distribution bases and supporting documentation used in the aforementioned process, through the preparation of a semi-annual report.

It should be noted that the operation under comment allows Cresud, IRSA and IRSA CP to maintain absolute independence and confidentiality in their strategic and commercial decisions, being the allocation of costs and benefits made on the basis of operational efficiency and equity, without pursuing individual economic benefits for each of the companies.

Offices and Shopping Malls spaces leases

The offices of our President are located at 108 Bolivar, in the Autonomous City of Buenos Aires. The property has been rented to Isaac Elsztain e Hajes S.A., a company controlled by some family members of Eduardo Sergio Elsztain, our president, and to Hamonet S.A., a company controlled by Fernando A. Elsztain, one of our directors, and some of his family members.

In addition, BACS, BHN Sociedad de Inversión S.A., BHN Seguros Generales S.A. and BHN Vida S.A. rent offices owned by IRSA CP in different buildings.

Furthermore, we also let various spaces in our shopping malls (stores, stands, storage space or advertising space) to third parties and related parties such as Tarshop S.A. and BHSA.

Donations granted to Fundación IRSA and Fundación Museo de los Niños

Fundación IRSA is a non-profit charity institution that seeks to support and generate initiatives concerning education, the promotion of corporate social responsibility and the entrepreneurial spirit of the youth. It carries out corporate volunteering programs and fosters donations by the employees. The main members of Fundación IRSA's Board of Directors are: Eduardo S. Elsztain (President); Saul Zang (Vice President I), Alejandro Elsztain (Vice President II) and Mariana C. de Elsztain (secretary). It funds its activities with the donations made by us, Cresud and IRSA CP.

Fundación Museo de los Niños is a non-profit association, created by the same founders of Fundación IRSA and its Management Board is formed by the same members as Fundación IRSA. Fundación Museo de los Niños acts as special vehicle for the development of "Museo de los Niños, Abasto" and "Museo de los Niños, Rosario". On October 29, 1999, our shareholders approved the award of the agreement "Museo de los Niños, Abasto" to Fundación Museo de los Niños. On October 31, 1997, IRSA CP entered into an agreement with Fundación IRSA whereby it loaned 3,800 square meters of the area built in the Abasto Shopping mall for a total term of 30 years, and on November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Alto Rosario shopping mall were loaned for a term of 30 years. Fundación IRSA has used the available area to house the museum called "Museo de los Niños, Abasto" an interactive learning center for kids and adults, which was opened to the public in April 1999.

Legal Services

The Group hires legal services from Estudio Zang, Bergel & Viñes, at which Saúl Zang was a founding partner and sits at the Board of Directors of the Group companies.

Purchase and sale of goods and/or service hiring

In the normal course of its business and with the aim of making resources more efficient, in certain occasions purchases and/or hires services which later sells and/or recovers for companies or other related parties, based upon their actual utilization.

Sale of advertising space in media

Our company and our related parties frequently enter into agreements with third parties whereby we sell/acquire rights of use to advertise in media (TV, radio stations, newspapers, etc.) that will later be used in advertising campaigns.

Normally, these spaces are sold and/or recovered to/from other companies or other related parties, based on their actual use.

Purchase and sale of financial assets

The Group usually invests excess cash in several instruments that may include those issued by related companies, acquired at issuance or from unrelated third parties through secondary market deals.

Investment in investment funds managed by BACS

The Group invests part of its liquid funds in mutual funds managed by BACS among other entities.

Borrowings

In the normal course of its activities, the Group enters into diverse loan agreements or credit facilities between the group's companies and/or other related parties. These borrowings generally accrue interests at market rates.

Financial and service operations with BHSA

The Group works with several financial entities in the Argentine market for operations including, but not limited to, credit, investment, purchase and sale of securities and financial derivatives. Such entities include BHSA and its subsidiaries. BHSA and BACS usually act as underwriters in Capital Market transactions. In addition, we have entered into agreements with BHSA, who provides collection services for our shopping malls.

The following is a summary presentation of the balances with related parties as of June 30, 2020 and 2019:

Related company	June 30, 2020	June 30, 2019	Description of transaction	Item
Manibil S.A.	-	-	Contributions in advance	Trade and other receivables
New Lipstick LLC	-	1,258	Loans granted	Trade and other receivables
	(77)	-	Loans obtained	Borrowings
	16	14	Reimbursement of expenses receivables	Trade and other receivables
Condor	269	237	Public companies securities	Trade and other receivables
IRSA Real Estate Strategies LP	116	-	Reimbursement of expenses receivables	Trade and other receivables
PBS Real Estate Holdings S.R.L.	472	-	Reimbursement of expenses receivables	Trade and other receivables
Other associates and joint ventures	122	1	Reimbursement of expenses receivables	Trade and other receivables
	-	(17)	Leases and/or rights of use not yet paid	Trade and other payables
	(27)	-	Loans obtained	Borrowings
	8	-	Management fees receivables	Trade and other receivables
	84	17	Leases and/or rights of use receivables	Trade and other receivables
	203	-	Dividends	Trade and other receivables
	(1)		Reimbursement of expenses not yet paid	Trade and other payables
	-	16	Reimbursement of expenses receivables	Trade and other receivables
Total associates and joint ventures	1,185	1,526
Cresud	(3)	(53)	Reimbursement of expenses not yet paid	Trade and other payables
	(245)	(163)	Corporate services not yet paid	Trade and other payables
	1,581	1,622	NCN	Investments in financial assets
	4	7	Leases and/or rights of use receivables	Trade and other receivables
	(1)	(1)	Management fee	Trade and other payables
	(3)	(4)	Share-based payments	Trade and other payables
Total parent company	1,333	1,408
Directors	(127)	(239)	Fees for services received	Trade and other payables
	4	-	Advances	Trade and other receivables
Others (1)	-	39	Leases and/or rights of use receivables	Trade and other receivables
	(53)	-	Loans obtained	Borrowings
	18	54	Reimbursement of expenses receivables	Trade and other receivables
Total others	(158)	(146)
Total at the end of the year	2,360	2,788

(1) Includes CAMSA., Avenida compras and Avenida Inc., Estudio Zang, Bergel & Viñes, Austral Gold, Fundación IRSA, Hamonet S.A., Museo de los Niños and BHN Vida S.A.

Item	June 30, 2020	June 30, 2019
Trade and other receivables	1,316	1,643
Investments in financial assets	1,581	1,622
Borrowings	(157)	-
Trade and other payables	(380)	(477)
Total	2,360	2,788

The following is a summary of the results with related parties for the years ended June 30, 2020, 2019 and 2018:

Related party	June 30, 2020	June 30, 2019	June 30, 2018	Description of transaction
BACS	51	54	3	Leases and/or rights of use
Manibil	-	30	91	Corporate services
Tarshop	-	59	37	Leases and/or rights of use
	-	1	-	Commissions
La Rural S.A.	-	37	31	Leases and/or rights of use
Condor	-	-	276	Financial operations
Other associates anf joint ventures	37	(1)	-	Financial operations
Otras asociadas y negocios conjuntos	9	34	74	Leases and/or rights of use
Otras asociadas y negocios conjuntos	(131)	30	375	Honorarios y remuneraciones
Total associates and joint ventures	(34)	244	887
Cresud	19	37	13	Leases and/or rights of use
Cresud	(469)	(546)	(576)	Corporate services
Cresud	224	37	353	Financial operations
Total parent company	(226)	(472)	(210)
IFISA	-	-	147	Financial operations
Directors	(406)	(480)	(529)	Fees and remunerations
Taaman	-	46	377	Corporate services
Willfood	-	-	337	Corporate services
Others (1)	-	-	(39)	Corporate services
Otras (1)	-	1	37	Leases and/or rights of use
Otras (1)	-	(1)	336	Financial operations
Otras (1)	-	(1)	(33)	Donationd
	(23)	-	-	Fees and remuneration
Otras (1)	(29)	(1)	(37)	Legal services
Total others	(458)	(436)	596
Total at the end of the period	(718)	(664)	1,273

(1) It includes Isaac Elsztain e Hijos, CAMSA., Hamonet S.A., Ramat Hanassi, Estudio Zang, Bergel & Viñes, and Fundación IRSA.

The following is a summary of the transactions with related parties for the years ended June 30, 2020 and 2019:

Related party	June 30, 2020	June 30, 2019	Description of the operation
La Rural S.A.	-	433	Dividends received
Condor	32	114	Dividends received
BHSA	-	113	Dividends received
Mehadrin	-	141	Dividends received
Manaman	-	106	Dividends received
Nuevo Puerto Santa Fe S.A.	38	14	Dividends received
Nave by the sea	-	47	Dividends received
Shufersal	400	663	Dividends received
Gav Yam	1,334	-	Dividends received
Emco	16	87	Dividends received
Total dividends received	1,820	1,718
Cresud	(359)	1,618	Dividends granted
Helmir	(22)	10	Dividends granted
Total dividends distribution	(381)	1,628
Quality	(47)	(73)	Capital contributions
Manibil	(87)	(31)	Capital contributions
IBC	(2,551)	-	Capitalized loan
Others	(17)	(27)	Capital contributions
Total capital contributions	(2,702)	(131)
TGLT S.A.	1,394	-	Purchase and exchange of shares
Total other transactions	1,394	-